FGT1 P-2

                          SUPPLEMENT DATED JULY 3, 2006
                   TO THE PROSPECTUS DATED DECEMBER 1, 2005
                                       OF
             FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND
                  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
                   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND
                             AS SUPPLEMENTED TO DATE

The "Management" section, starting on page 36, is amended as follows:

The end of the last sentence of the second paragraph relating to the portfolio manager for the European Smaller Companies Fund is hereby deleted. The following replaces the list of persons responsible for management of the European Smaller Companies Fund on page 37:

EUROPEAN SMALLER COMPANIES FUND

EDWIN LUGO, PORTFOLIO MANAGER OF FT INSTITUTIONAL, AND VICE PRESIDENT OF
FIDUCIARY

Mr. Lugo has been a manager of the Fund since June 2006. Mr. Lugo has primary responsibility for the investments of the Fund. Mr. Lugo has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time. Mr. Lugo joined FT Institutional in June 2006. Prior to re-joining the Franklin Templeton organization, Mr. Lugo was a portfolio manager with Brown Capital Management from 2002 to 2006. He previously served as vice president and portfolio manager with Templeton Private Client Group (renamed Franklin Templeton Portfolio Advisors, Inc. in 2004) from 1996 to 2002.

JEFF APPLEGATE, EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF FT INSTITUTIONAL, AND VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF FIDUCIARY

Mr. Applegate has been a manager of the Fund since June 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2004. Prior to joining Franklin Templeton Investments, Mr. Applegate was a senior investment advisor with major Wall Street institutions such as Lehman Brothers, Credit Suisse, Shearson Lehman, E.F. Hutton, and Smith Barney.

COLEEN BARBEAU, EXECUTIVE VICE PRESIDENT OF FT INSTITUTIONAL, AND VICE PRESIDENT OF FIDUCIARY

Ms. Barbeau has been a manager of the Fund since June 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1986.

               Please keep this supplement for future reference.









681 P-2

                          SUPPLEMENT DATED JULY 3, 2006
                   TO THE PROSPECTUS DATED DECEMBER 1, 2005
                                       OF
             FRANKLIN INTERNATIONAL SMALLER COMPAMIES GROWTH FUND
                             As Supplemented to Date

The "Management" section, on page 12, is amended as follows:

The last sentence of the second paragraph is hereby deleted. The following replaces the list of persons responsible for management of the Fund:

EDWIN LUGO, Portfolio Manager of FT Institutional

Mr. Lugo has been a manager of the Fund since June 2006. Mr. Lugo has primary responsibility for the investments of the Fund. Mr. Lugo has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time. Mr. Lugo joined FT Institutional in June 2006. Prior to re-joining the Franklin Templeton organization, Mr. Lugo was a portfolio manager with Brown Capital Management from 2002 to 2006. He also served as vice president and portfolio manager with Templeton Private Client Group (renamed Franklin Templeton Portfolio Advisors, Inc. in 2004) from 1996 to 2002.

JEFF APPLEGATE, Executive Vice President and Chief Investment Officer of FT Institutional

Mr. Applegate has been a manager of the Fund since June 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2004. Prior to joining Franklin Templeton Investments, Mr. Applegate was a senior investment advisor with major Wall Street institutions such as Lehman Brothers, Credit Suisse, Shearson Lehman, E.F. Hutton, and Smith Barney.

COLEEN BARBEAU, Executive Vice President of FT Institutional

Ms. Barbeau has been a manager of the Fund since June 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1986.

               Please keep this supplement for future reference.